Summary of Significant Accounting Policies - Recent Accounting Pronouncements (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Jan. 01, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales	$ 1,738	$ 1,935	$ 1,915	$ 1,536	$ 1,593	$ 1,454	$ 1,434	$ 1,507	$ 7,124	$ 5,988	$ 4,782
Cost of materials and other	1,388	$ 1,556	$ 1,560	$ 1,179	1,366	$ 1,149	$ 1,229	$ 1,209	5,683	4,953	$ 3,867
Assets
Accounts Receivable	169				$ 179				169	$ 179
Liabilities
Deferred Revenue	69								69
Accounting Standards Update 2016-02 | Subsequent Event
Liabilities
ROU assets												$ 53
Lease liabilities												53
Finance lease asset												26
Finance lease obligation												$ 26
Balances without adoption of ASC 606
Assets
Accounts Receivable	124								124
Liabilities
Deferred Revenue	24								24
Effect of change | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net sales									2
Cost of materials and other									2
Assets
Accounts Receivable	45								45				$ 21
Liabilities
Deferred Revenue	$ 45								$ 45				21
CVR Partners
Assets
Accounts Receivable													31
Liabilities
Deferred Revenue													$ 34